Secured Debentures	12 Months Ended
Oct. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Secured Debentures
14. Notes payable

As at	October 31, 2024	October 31, 2023
	$	$
Notes payable (ii) (iii)	13,974	12,429
Other (i)	65	215
Total	14,039	12,644
Less current portion	(13,974)	(136)
Long-term obligation	65	12,508
(i)During the year ended October 31, 2024, the Company incurred interest on other notes payable in the amount of $40 (October 31, 2023: $nil) in relation to the notes payable. The Company made total payment on other notes payables for $111 (October 31, 2023: $nil)
(ii)During the year ended October 31, 2024, the Company entered into a non-interest bearing note payable with former minority owners of Nuleaf to settle the exercise of the put option (see Note 12). The note payable was entered into on April 2, 2024, in the amount of $1,878 for a period of 15 months months. During the year ended October 31, 2024, the Company incurred accretion expense in the amount of $180 (October 31, 2023: $nil). The Company made total payment $1,001 (October 31, 2023: $nil)
(iii)On November 18, 2020, the Company acquired all of the issued and outstanding shares of Meta which included a note payable to Opaskwayak Cree Nation (“OCN”). The note payable was valued at $12,783 at the date of acquisition by discounting it over two years at market interest rate of 15%. On January 6, 2021, the Company entered into another amended loan agreement with OCN to remove the annual administration fee and extend the maturity date of the loan until December 31, 2024. During the year ended October 31, 2024, the Company incurred interest in the amount of $1,301 (October 31, 2023: $1,300) and accretion of $509 (October 31, 2023: $112) in relation to the outstanding loan. The Company made total payment $60 (October 31, 2023: $59)
16. Secured Debentures

As at	October 31, 2024	October 31, 2023
	$	$
Face value of secured debenture	10,000	-
Discount of 10%	(1,000)	-
Issuance fees	(1,677)	-
Accretion expense	89	-
Amortization of Issuance fees	64	-
Total	7,476	-
On July 31, 2024, the Company issued $10,000 of bond debentures at a 10% discount, for net cash proceeds of $8,700 with 12% coupon rate. There are three parties subscribed to the initial bond offering. The bonds were issued and cash was received by the Company on August 7, 2024 with a maturity of 5 years. In connection with the bond issuance, the Company issued 230,760 shares for consideration of $800 for issuance cost. This secured debenture is subject to the same covenants as the Connect First loan, with which the Company remains in full compliance.
During the year ended October 31, 2024, the Company incurred interest in the amount of $303 (October 31, 2023: $nil) and accretion expense (including amortization of issuance fees) in the amount of $153 (October 31, 2023: $nil) In addition, the Company recorded amortization of transaction costs of $65 (October 31, 2023 - $nil)